Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting, Measurement Disclosures [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]

Operating Profit
	2015	2014	2013
Europe, Middle East & Africa	$311.2	$432.3	$525.7
South Latin America	238.9	466.0	495.2
North Latin America	107.2	128.3	152.3
Asia Pacific	68.6	59.0	65.8
Total segment profit	725.9	1,085.6	1,239.0
Other operating segments and business activities	16.9	24.3	54.0
Unallocated global expenses	(391.2)	(396.4)	(519.1)
CTI restructuring initiatives	(49.1)	(86.6)	(53.4)
Venezuelan special items	(120.2)	(137.1)	(49.6)
FCPA accrual	—	(46.0)	(89.0)
Pension settlement charge	(7.3)	(9.5)	—
Other items	(3.1)	—	—
Asset impairment and other charges	(6.9)	—	(42.1)
Operating profit	$165.0	$434.3	$539.8

Total Assets

Total Assets
	2015	2014	2013
Europe, Middle East & Africa	$909.9	$992.5	$1,182.7
South Latin America	1,126.8	1,435.8	1,542.2
North Latin America	368.3	433.9	473.5
Asia Pacific	317.0	390.8	440.3
Total from reportable segments	2,722.0	3,253.0	3,638.7
Total from discontinued operations*	371.2	426.0	524.6
Other operating segments	48.5	341.2	606.5
Global	628.7	1,465.0	1,708.6
Total assets*	$3,770.4	$5,485.2	$6,478.4

Capital Expenditures

Capital Expenditures
	2015	2014	2013
Europe, Middle East & Africa	$17.2	$16.9	$18.5
South Latin America	42.0	55.1	45.2
North Latin America	9.7	22.3	26.8
Asia Pacific	3.5	3.3	6.6
Total from reportable segments	72.4	97.6	97.1
Other operating segments	4.8	7.3	23.6
Global	15.2	21.4	69.0
Total capital expenditures	$92.4	$126.3	$189.7

Depreciation and Amortization

Depreciation and Amortization
	2015	2014	2013
Europe, Middle East & Africa	$29.0	$35.9	$42.4
South Latin America	34.2	49.7	51.0
North Latin America	14.2	15.7	15.7
Asia Pacific	13.6	17.3	21.8
Total from reportable segments	91.0	118.6	130.9
Other operating segments	4.6	9.6	9.9
Global	30.5	41.2	46.9
Total depreciation and amortization	$126.1	$169.4	$187.7

Total Revenue by Major Country
Total Revenue by Major Country
A major country is defined as one with total revenues greater than 10% of consolidated total revenues.

	2015	2014	2013
Brazil	$1,252.6	$1,909.3	$2,014.0
All other	4,907.9	5,738.7	6,482.8
Total	$6,160.5	$7,648.0	$8,496.8

Total Revenue
	2015	2014	2013
Europe, Middle East & Africa	$2,229.2	$2,614.1	$2,792.6
South Latin America	2,309.6	3,028.9	3,288.0
North Latin America	901.0	1,003.6	1,079.5
Asia Pacific	626.0	700.9	756.1
Total segment revenue	6,065.8	7,347.5	7,916.2
Other operating segments and business activities	94.7	300.5	580.6
Total revenue	$6,160.5	$7,648.0	$8,496.8

Long-Lived Assets by Major Country
Long-Lived Assets by Major Country
A major country is defined as one with long-lived assets greater than 10% of consolidated long-lived assets, and also includes our country of domicile (the U.S.). Long-lived assets primarily includes property, plant and equipment associated with our continuing operations. Long-lived assets in Brazil consist primarily of property, plant and equipment related to manufacturing and distribution facilities and long-lived assets in the U.S. consist primarily of property, plant and equipment, including our global research and development facility.

	2015	2014	2013
Brazil	$302.7	$361.9	$421.5
U.S.	225.9	250.0	265.6
All other	597.3	969.8	1,112.9
Total	$1,125.9	$1,581.7	$1,800.0